Long-Term Debt	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Long-Term Debt
LONG-TERM DEBT

	As at
	June 30,	December 31,
($ millions)	2018	2017
Long-term debt	21,696	20,864
Credit facility borrowings	1,051	671
Total long-term debt	22,747	21,535
Less: Deferred financing costs and debt discounts	(138)	(139)
Less: Current installments of long-term debt	(1,037)	(705)
	21,572	20,691

In March 2018 ITC issued 35-year US$225 million first mortgage bonds at 4.00%. The net proceeds were used to repay maturing long-term debt, repay credit facility borrowings, finance capital expenditures and for general corporate purposes.

In February 2018 FortisTCI issued 5-year US$25 million unsecured notes at a floating interest rate of a one‑month LIBOR plus a spread of 1.75%. The net proceeds were used to repay a hurricane-related emergency standby loan.

In June 2018 Central Hudson issued 30-year US$25 million unsecured notes at 4.27%. The net proceeds were used for general corporate purposes.

Credit Facilities

As at June 30, 2018, the Corporation and its subsidiaries had consolidated credit facilities of approximately $5.1 billion, of which approximately $3.8 billion was unused, including $1.1 billion unused under the Corporation's committed revolving corporate credit facility. The credit facilities are syndicated mostly with large banks in Canada and the United States, with no one bank holding more than 20% of these facilities. Approximately $4.8 billion of the total credit facilities are committed facilities with maturities ranging from 2019 through 2023.
Credit facilities are summarized below.

			As at
	Regulated	Corporate	June 30,	December 31,
($ millions)	Utilities	and Other	2018	2017
Total credit facilities	3,706	1,385	5,091	4,952
Credit facilities utilized:
Short-term borrowings (1)	(69)	—	(69)	(209)
Long-term debt (including current portion) (2)	(803)	(248)	(1,051)	(671)
Letters of credit outstanding	(69)	(59)	(128)	(129)
Credit facilities unutilized	2,765	1,078	3,843	3,943

(1)	The weighted average interest rate was approximately 3.0% (December 31, 2017 - 1.8%).

(2)	The current portion was $601 million (December 31, 2017 - $312 million). The weighted average interest rate was approximately 2.9% (December 31, 2017 - 2.5%).

Borrowings under long-term committed credit facilities were classified as long-term debt. It is management's intention to refinance these borrowings with long-term permanent financing during future periods. There were no material changes in credit facilities from that disclosed in the Corporation's 2017 annual audited consolidated financial statements.